Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests
Beginning Balance at Dec. 31, 2011	$ 325,985	$ 16	$ 141,667	$ 43,597	$ 22,631	$ 97,272	$ 305,183	$ 20,802
Beginning balance (in shares) at Dec. 31, 2011		794,003,193
Foreign currency translation adjustments	3,525			3,225			3,225	300
Share-based compensation	1,170		1,170				1,170
Net income (loss)	(1,845)					(3,294)	(3,294)	1,449
Provision for statutory reserve					506	(506)
Capital contribution by a noncontrolling shareholder	2,854							2,854
Ending Balance at Dec. 31, 2012	331,689	16	142,837	46,822	23,137	93,472	306,284	25,405
Ending Balance (in shares) at Dec. 31, 2012		794,003,193
Foreign currency translation adjustments	9,892			9,019			9,019	873
Share-based compensation	1,246		1,246				1,246
Net income (loss)	(2,971)					(2,470)	(2,470)	(501)
Provision for statutory reserve					593	(593)
Capital contribution by a noncontrolling shareholder	8,120							8,120
Ending Balance at Dec. 31, 2013	347,976	16	144,083	55,841	23,730	90,409	314,079	33,897
Ending Balance (in shares) at Dec. 31, 2013		794,003,193
Foreign currency translation adjustments	(8,614)			(7,773)			(7,773)	(841)
Share-based compensation	753		753				753
Net income (loss)	(15,068)					(13,431)	(13,431)	(1,637)
Provision for statutory reserve					25	(25)
Capital contribution by a noncontrolling shareholder	3,197							3,197
Ending Balance at Dec. 31, 2014	$ 328,244	$ 16	$ 144,836	$ 48,068	$ 23,755	$ 76,953	$ 293,628	$ 34,616
Ending Balance (in shares) at Dec. 31, 2014		794,003,193